Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Capital One Securities, Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2024-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2024-A_113023_Indictative.xlsx,” provided by the Company on December 8, 2023, containing information on 11,189 automobile retail installment sale contracts (“Receivables”) as of November 30, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2024-A. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on December 15, 2023, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Credit Report, Title Document, Insurance Document, Credit Application (not applicable for direct loans), and/or origination details screen in the Company’s servicing system. We accessed the Receivable Files in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Report. Differences related to spacing in the spelling of the Obligor’s Name were not considered exceptions.

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

2

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #51, #84, #112, #127, #129, and #138. We observed that the origination details screen in the Company's servicing system for these Sample Receivables indicated they were “Stip Tier 1” (“ST01”) loans, “Stip Tier 2” (“ST02”) loans, or “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 2, 2024

4

Exhibit A

Title Documents

Application for Certificate of Title and Registration of Motor Vehicle or Manufactured Home/Mobile Home	Electronic Title in the CPS Title Management System
Application for Certificate of Title	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Ownership	Guarantee of Title (provided by the dealer to CPS)
Application for Dealer Assignment	Lien Entry Form
Application for Registration	Multi-Purpose Application
Application for Title and/or Registration	MV-1
Application for Vehicle Transaction	Notice of Security Interest
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Registration and Title Application
Application to Title/Reg. A Vehicle	Report of Sale and Application for Certificate of Title
Certificate of Title	Title & License Plate Application
Dealer Guarantee of Title Delivery	Title and Registration Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Title Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Application
Direct Lien Filing Record	Vehicle Registration/Title Application for Dealer Sales

Acceptable Company Names

CPS	Consumer Portfolio Service
CPS INC	Consumer Portfolio Services
CPS.INC	Consumer Portfolio Srv, INC
CPS Inc.	Consumer Portfolio Svcs Inc
CPS, INC	Consumer Portfolio Srvcs Inc
CPS, Inc.	Consumer Portfolio Svcs, Inc
C.P.S.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
Consumer Portfolio S	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Svs	Consumer Portfolio Services LLC
Consumer Portfolio Serv	Consumer Portfolio Services Inc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Svcs Q85	Consumer Portfolio Services, Inc.
Consumer Portfolio Servic	Consumer Portfolio Srvcs Inc.
Company’s ELT E-Numbers from different DMV systems

A-1

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Furnish Insurance Policy	Insurance Card
Agreement to Maintain Physical Damage Insurance	Insurance Certification
Agreement to Provide Insurance	Insurance Coverage Acknowledgment
Application for Insurance	Insurance Declaration Page
Auto Insurance Coverage Summary	Insurance Verification system screenshot
Auto Insurance Policy Amended Declarations	Letter of Coverage
Certificate of Insurance	Memorandum of Insurance
Certificate of No-fault Insurance	Notice of Insurance Requirements showing insurance company name and policy number
Confirmation of Accidental Physical Damage Insurance	Notice of Property Insurance
Declaration Personal Auto Policy	Request for Confirmation of Insurance Coverage
Evidence of Liability Insurance	Temporary Proof of Insurance Card
Endorsement Page of Personal Automobile Insurance	Vehicle Insurance Information
Financial Responsibility Identification Card	Verification of Coverage
Insurance Binder	Verification of Insurance

A-2

Exhibit B

The Sample Receivables

Sample Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]
1	2024A001	51	2024A051	101	2024A101
2	2024A002	52	2024A052	102	2024A102
3	2024A003	53	2024A053	103	2024A103
4	2024A004	54	2024A054	104	2024A104
5	2024A005	55	2024A055	105	2024A105
6	2024A006	56	2024A056	106	2024A106
7	2024A007	57	2024A057	107	2024A107
8	2024A008	58	2024A058	108	2024A108
9	2024A009	59	2024A059	109	2024A109
10	2024A010	60	2024A060	110	2024A110
11	2024A011	61	2024A061	111	2024A111
12	2024A012	62	2024A062	112	2024A112
13	2024A013	63	2024A063	113	2024A113
14	2024A014	64	2024A064	114	2024A114
15	2024A015	65	2024A065	115	2024A115
16	2024A016	66	2024A066	116	2024A116
17	2024A017	67	2024A067	117	2024A117
18	2024A018	68	2024A068	118	2024A118
19	2024A019	69	2024A069	119	2024A119
20	2024A020	70	2024A070	120	2024A120
21	2024A021	71	2024A071	121	2024A121
22	2024A022	72	2024A072	122	2024A122
23	2024A023	73	2024A073	123	2024A123
24	2024A024	74	2024A074	124	2024A124
25	2024A025	75	2024A075	125	2024A125
26	2024A026	76	2024A076	126	2024A126
27	2024A027	77	2024A077	127	2024A127
28	2024A028	78	2024A078	128	2024A128
29	2024A029	79	2024A079	129	2024A129
30	2024A030	80	2024A080	130	2024A130
31	2024A031	81	2024A081	131	2024A131
32	2024A032	82	2024A082	132	2024A132
33	2024A033	83	2024A083	133	2024A133
34	2024A034	84	2024A084	134	2024A134
35	2024A035	85	2024A085	135	2024A135
36	2024A036	86	2024A086	136	2024A136
37	2024A037	87	2024A087	137	2024A137
38	2024A038	88	2024A088	138	2024A138
39	2024A039	89	2024A089	139	2024A139

B-1

40	2024A040	90	2024A090	140	2024A140
41	2024A041	91	2024A091	141	2024A141
42	2024A042	92	2024A092	142	2024A142
43	2024A043	93	2024A093	143	2024A143
44	2024A044	94	2024A094	144	2024A144
45	2024A045	95	2024A095	145	2024A145
46	2024A046	96	2024A096	146	2024A146
47	2024A047	97	2024A097	147	2024A147
48	2024A048	98	2024A098	148	2024A148
49	2024A049	99	2024A099	149	2024A149
50	2024A050	100	2024A100	150	2024A150

1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

B-2